UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Hilton Yield Plus Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 35.0%
Basic Materials - 1.1%
Dow Chemical Co.	4,270	$222,552
Communications - 1.1%
New Media Investment Group, Inc. *	15,630	218,351
Consumer Non Cyclical - 6.1%
J Sainsbury - ADR	9,500	222,255
Kraft Foods Group, Inc.	5,400	321,084
Pfizer, Inc.	10,575	313,337
Philip Morris International, Inc.	2,300	203,642
Tootsie Roll Industries, Inc.	7,215	209,957
		1,270,275
Energy - 7.6%
Occidental Petroleum Corp.	1,065	106,170
Plains GP Holdings LP, Class A	30,000	828,000
Williams Companies, Inc.	13,750	645,700
		1,579,870
Financial - 19.1%
Bryn Mawr Bank Corp.	8,500	241,485
Cherry Hill Mortgage Investment Corp.	10,600	205,640
Community Bank System, Inc.	6,000	213,060
Federated Investors, Inc., Class B	10,885	307,719
Heritage Financial Corp.	19,615	308,936
Medley Capital Corp.	33,050	409,489
Newcastle Investment Corp. - REIT	86,325	416,087
Oaktree Capital Group, LLC	8,200	409,836
RAIT Financial Trust - REIT	51,240	401,722
Sterling Bancorp	36,500	413,545
Two Harbors Investment Corp. - REIT	40,000	421,200
Westwood Holdings Group, Inc.	3,625	213,005
		3,961,724
Total Common Stocks
(Cost $7,137,051)		7,252,772

PREFERRED STOCKS - 21.2%
Consumer Cyclical - 2.0%
M/I Homes, Inc., Series A	16,000	405,040
Energy - 4.4%
Breitburn Energy Partners LP, Series A	20,000	503,200
Vanguard Natural Resources, Series B	16,500	409,200
		912,400
Financial - 14.8%
Apollo Residential Mortgage, Inc., Series A	10,000	245,300
Arlington Asset Investment Corp.	10,522	255,158
Bank of America Corp., Series H	13,500	267,435
Colony Financial, Inc., Series A	9,450	248,913
Countrywide Capital IV, Series A	17,750	454,400
Countrywide Capital V, Series B	21,000	540,960
Customers Bancorp, Inc.	16,000	415,360
CYS Investments, Inc., Series A	5,650	135,996
HCI Group, Inc.	9,800	263,620
HSBC USA, Inc., Series F	11,200	247,408
		3,074,550
Total Preferred Stocks
(Cost $4,273,310)		4,391,990

EXCHANGE TRADED FUNDS - 15.6%
JPMorgan Alerian MLP Index ETN	12,300	608,850
PowerShares Senior Loan Portfolio	97,615	2,423,780
ProShares Short S&P 500 Fund *	8,250	196,928
Total Exchange Traded Funds
(Cost $3,190,372)		3,229,558

MASTER LIMITED PARTNERSHIPS - 12.8%
American Midstream Partners LP	14,750	436,158
Enable Midstream Partners, LP *	18,500	469,900
Enterprise Products Partners L.P.	8,865	663,279
Magellan Midstream Partners, L.P.	8,050	659,134
Tallgrass Energy Partners L.P.	11,200	413,280
Total Master Limited Partnerships
(Cost $2,066,226)		2,641,751

CLOSED END FUNDS- 6.0%
	Par/Shares
Alpine Total Dynamic Dividend Fund	69,000	$605,820
Nuveen Mortgage Opportunity Term Fund	16,715	405,339
PIMCO Dynamic Income Fund	7,055	229,852
Total Closed End Funds
(Cost $1,196,078)		1,241,011

CONVERTIBLE BOND - 3.8%
HCI Group, Inc.
3.875%, 03/15/2019 (a)
(Cost $838,479)	$850,000	779,875

CONVERTIBLE PREFERRED STOCK - 1.6%
Wheeler Real Estate Investment Trust, Series B
(Cost $309,984)	12,500	335,375

WARRANT - 0.0%
Wheeler Real Estate Investment Trust *
Expiration: April 2019, Exercise Price: $5.50
(Cost $75)	9,000	7,200

SHORT-TERM INVESTMENT - 4.8%
Fidelity Institutional Money Market Portfolio, 0.05% ^
(Cost $1,000,990)	1,000,990	1,000,990

Total Investments - 100.8%
(Cost $20,012,565)		20,880,522
Other Assets and Liabilities, Net - (0.8%)		(156,896)
Total Net Assets - 100.0%		$20,723,626

* Non-income producing security.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of May 31, 2014, the value of this investment was $779,875 or 3.8% of total net assets.

^ Variable Rate Security- The rate shown is the rate in effect as of May 31, 2014.
ADR - American Depositary Receipt
ETN - Exchange Traded Note
	REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,252,772	$-	$-	$7,252,772
Preferred Stocks	3,986,950	405,040	-	4,391,990
Exchange Traded Funds	3,229,558	-	-	3,229,558
Master Limited Partnerships	2,641,751	-	-	2,641,751
Closed End Funds	1,241,011	-	-	1,241,011
Convertible Bond	-	779,875	-	779,875
Convertible Preferred Stock	335,375	-	-	335,375
Warrant	7,200	-	-	7,200
Short-Term Investment	1,000,990	-	-	1,000,990
Total Investments	$19,695,607	$1,184,915	$-	$20,880,522

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Hilton Yield Plus Fund

Cost of investments	$20,012,565

Gross unrealized appreciation	1,163,884
Gross unrealized depreciation	(295,927)
Net unrealized appreciation	$867,957

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                           James R. Arnold, President

Date   July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date   July 22, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date   July 22, 2014